Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	83,440,697.85	11,435
Yield Supplement Overcollateralization Amount at 06/30/15	718,233.45	0
Receivables Balance at 06/30/15	84,158,931.30	11,435
Principal Payments	6,027,885.99	333
Defaulted Receivables	156,274.26	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	619,544.35	0
Pool Balance at 07/31/15	77,355,226.70	11,089

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	10.44%

Prepayment ABS Speed	1.22%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.45%
Weighted Average APR, Yield Adjusted	5.69%
Weighted Average Remaining Term	21.22

Delinquent Receivables:
Past Due 31-60 days	2,488,284.17	254
Past Due 61-90 days	627,841.48	61
Past Due 91 + days	42,618.21	5
Total	3,158,743.86	320

Total 31+ Delinquent as % Ending Pool Balance	4.08%

Recoveries	141,607.25

Aggregate Net Losses/(Gains) - July 2015	14,667.01
Current Net Loss Ratio (Annualized)	0.21%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	6,508,552.17
Advances	2,911.65
Investment Earnings on Cash Accounts	1,001.95
Servicing Fee	(70,132.44)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,442,333.33

Distributions of Available Funds
(1) Class A Interest	63,180.43
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,085,471.15
(7) Distribution to Certificateholders	262,013.30
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,442,333.33

Servicing Fee	70,132.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 07/15/15	76,197,897.55
Principal Paid	6,085,471.15
Note Balance @ 08/17/15	70,112,426.40

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-3
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-4
Note Balance @ 07/15/15	57,004,897.55
Principal Paid	6,085,471.15
Note Balance @ 08/17/15	50,919,426.40
Note Factor @ 08/17/15	58.1730203%

Class B
Note Balance @ 07/15/15	19,193,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	19,193,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	94,848.88
Total Principal Paid	6,085,471.15
Total Paid	6,180,320.03

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.33000%
Interest Paid	63,180.43
Principal Paid	6,085,471.15
Total Paid to A-4 Holders	6,148,651.58

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1345901
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6352546
Total Distribution Amount	8.7698447

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.7218063
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	69.5236105
Total A-4 Distribution Amount	70.2454168

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/15	22,208.06
Balance as of 07/31/15	25,119.71
Change	2,911.65

Reserve Account
Balance as of 07/15/15	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07